LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 17 – LEASES LIABILITIES

	As of December 31,
Current	2024	2023
Argentina	88,085	71,660
Abroad	2,817	4,661
	90,902	76,321
Non- current
Argentina	136,285	120,399
Abroad	32,571	38,718
	168,856	159,117
Total lease liabilities	259,758	235,438

Movements in the lease liabilities are as follows:

	Years ended
	December 31,
	2024	2023
Balances at the beginning of the year	235,438	239,007
Increases (*)	263,120	190,816
Financial results, net (**)	29,589	105,975
Payments	(112,200)	(117,373)
Decreases (included RECPAM and currency translation adjustments)	(156,189)	(182,987)
At the end of the year	259,758	235,438

(*)Included in acquisitions of Rights of use.

(**)Included in Other foreign currency exchange gains (losses) and Other interests, net.